Long-term debt (Details) - Schedule of minimum annual principal repayments of long-term debt $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Minimum Annual Principal Repayments Of Long Term Debt Abstract
Year ending December 31, 2023	$ 47
2024	15,302
2025	9,749
2026	29
2027	$ 31